Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 1,173.2
Other comprehensive income (loss) before income taxes and reclassifications	(78.5)	$ 26.6
Income tax benefit	1.2	3.6
Reclassifications to earnings	11.7	10.1
Other comprehensive income (loss) attributable to Ceridian	(65.6)	40.3
Ending balance	1,615.5	1,173.2
LifeWorks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
LifeWorks Disposition	0.7
Foreign Currency Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(159.5)	(199.7)
Other comprehensive income (loss) before income taxes and reclassifications	(48.7)	40.2
Other comprehensive income (loss) attributable to Ceridian	(48.7)	40.2
Ending balance	(207.5)	(159.5)
Foreign Currency Translation Adjustment [Member] | LifeWorks [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
LifeWorks Disposition	0.7
Unrealized Gain (Loss) from Invested Customer Trust Funds [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(9.0)	4.7
Other comprehensive income (loss) before income taxes and reclassifications	(10.5)	(17.3)
Income tax benefit	1.2	3.6
Other comprehensive income (loss) attributable to Ceridian	(9.3)	(13.7)
Ending balance	(18.3)	(9.0)
Pension Liability Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(142.5)	(156.3)
Other comprehensive income (loss) before income taxes and reclassifications	(19.3)	3.7
Reclassifications to earnings	11.7	10.1
Other comprehensive income (loss) attributable to Ceridian	(7.6)	13.8
Ending balance	(150.1)	(142.5)
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(311.0)	(351.3)
Ending balance	$ (375.9)	$ (311.0)